FINANCIAL INSTRUMENTS AND RISK ANALYSIS	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND RISK ANALYSIS
3.	FINANCIAL INSTRUMENTS AND RISK ANALYSIS

3.1.	Overview

The table below summarizes the financial assets and financial liabilities carried at fair value at December 31, 2018 and 2017, excluding Liabilities subjected to compromise (note 28).

	Accounting measurement	2018		2017
		Carrying amount	Fair value	Carrying amount	Fair value
Assets
Cash and banks	Fair value	287,491	287,491	277,500	277,500
Cash equivalents	Fair value	4,097,838	4,097,838	6,585,184	6,585,184
Short-term investments	Fair value	238,962	238,962	136,286	136,286
Accounts receivable (i)	Amortized cost	6,516,555	6,516,555	7,367,442	7,367,442
Available-for-sale financial asset	Fair value	1,843,778	1,843,778	1,965,972	1,965,972
Dividends receivable	Amortized cost	2,566,935	2,566,935	2,012,146	2,012,146
Liabilities
Trade payables (i)	Amortized cost	8,818,870	8,818,870	5,170,970	5,170,970
Borrowings and financing (ii) (iv)	Amortized cost	7,140,960	7,140,960	54,251	54,251
Public debentures (iv)		3,103,106	3,103,106
Senior notes (iv)		6,205,840	6,937,764
Dividends and interest on capital	Amortized cost	6,168	6,168	6,222	6,222
Licenses and concessions payable (iii)	Amortized cost	85,619	85,619	20,910	20,910
Tax refinancing program (iii)	Amortized cost	553,206	553,206	888,777	888,777

(i) The balances of accounts receivables and trade payables have near terms and, therefore, they are not adjusted to fair value. Under the terms and conditions of the Plan, suppliers claiming up to R$150,000, would receive their claims within up to 20 business days, after the date they elect this payment option, which ended on February 26, 2018. As for suppliers claiming more than R$150,000, in turn, would receive the remaining balance in four annual installments, which were adjusted to present value.

(ii) Part of this balance of borrowings and financing with the BNDES and export credit agencies correspond to exclusive markets and, therefore, the fair values of these instruments is similar to their carrying amounts. A portion of the balance of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values are different from their carrying amounts.

(iii) The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be settled and are not adjusted to fair value.

(iv) As a result of the approved Judicial Reorganization Plan, borrowings and financing were novated and their balances recalculated pursuant to the existing terms and conditions, in accordance with the plan’s stages for debt restructuring purposes. The present value adjustment recognized on the balance sheet with respect to each financial liability is amortized on a straight-line basis over the term of that financial liability as a financial expense.

Fair value of financial instruments

Except for liabilities subject to compromise, the Company and its subsidiaries have measured their financial assets and financial liabilities at fair value using available market inputs and valuation techniques appropriate for each situation. The interpretation of market inputs for the selection of such techniques requires considerable judgment and the preparation of estimates to obtain an amount considered appropriate for each situation. Accordingly, the estimates presented may not necessarily be indicative of the amounts that could be obtained in an active market. The use of different assumptions for the calculation of the fair value may have a material impact on the amounts.

(a)	Derivative financial instruments

As at December 31, 2018, the Company no longer was a party to derivative transactions in effect. Due to the absence of derivative financial instruments in the portfolio as at this date and in 2017, there were no changes in foreign derivative transactions designated or not designated for hedge accounting purposes.

(b)	Non-derivative financial instruments measured at fair value

The fair value of securities traded in active markets is equivalent to the amount of the last closing quotation available at the end of the reporting period, multiplied by the number of outstanding securities.

For the remaining contracts, the Company carries out an analysis comparing the current contractual terms and conditions with the terms and conditions effective for the contract when they were originated. When terms and conditions are dissimilar, fair value is calculated by discounting future cash flows at the market rates prevailing at the end of the period, and when similar, fair value is similar to the carrying amount on the reporting date.

With reference to the fair values of the financial investments in Unitel and CVT, classified as an held-for-sale financial asset including the recoverable amount of dividends receivable from Unitel, they are estimated based on internal valuation made, including cash flows forecasts for a seven-year period, the choice of a growth rate to extrapolate the cash flows projections, and definition of appropriate discount rates and foreign exchange rates consistent with the reality of each country where the businesses are located. In addition to the financial and business assumptions referred to above, the Company also takes into consideration the fair value measurement of cash investments, qualitative assumptions, including the impacts of developments in the lawsuits filed against third parties, and the opinion of the Company’s legal counsel on the outcome of these lawsuits. With regard to the impairment test of dividends, the Company uses financial assumptions on the discount rate in time and the foreign exchange rate, and uses qualitative assumptions based on the opinion of the legal counsel on the outcome of filed against Unitel for the nonpayment of dividends and interest.

The Company monitors and periodically updates the key assumptions and critical estimates used to calculate fair value.

(c)	Fair value measurement hierarchy

Fair value is the price for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties, in an arm’s length transaction on measurement date. The fair value is be based on the assumptions that market participants consider in pricing an asset or a liability, and in the establishment a hierarchy that prioritizes the information used to build such assumptions. The fair value measurement hierarchy attaches more importance to available market inputs (i.e., observable data) and a less weight to inputs based on data without transparency (i.e., unobservable data). Additionally, the Company considers all nonperformance risk aspects, including the entity’s credit, when measuring the fair value of a liability.

The classification of an instrument in the fair value measurement hierarchy is based on the lowest level of input significant for its measurement. The description of three-level hierarchy is presented below:

Level 1 - inputs consist of prices quoted (unadjusted) in active markets for identical assets or liabilities to which the entity has access on measurement date.

Level 2 - inputs are different from prices quoted in active markets used in Level 1 and consist of directly or indirectly observable inputs for the asset or liability. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical assets or liabilities in markets that are not active; or inputs that are observable for the asset or liability or that can support the observed market inputs by correlation or otherwise for substantially the entire asset or liability.

Level 3 - inputs used to measure an asset or liability are not based on observable market variables. These inputs represent management’s best estimates and are generally measured using pricing models, discounted cash flows, or similar methodologies that require significant judgment or estimate.

There were no transfers between levels during December 31, 2018 and 2017.

	Fair value measurement hierarchy	Fair value 2018	Fair value 2017
Assets
Cash	Level 1	287,491	277,500
Cash equivalents	Level 2	4,097,838	6,585,184
Short-term investments	Level 2	238,962	136,286
Held-for-sale financial asset (Note 26)	Level 3	1,843,778	1,965,972

There were no transfers between levels in the years ended December 31, 2018 and 2017.

3.2.	Measurement of financial assets and financial liabilities at amortized cost

The fair value of the financial instruments mentioned below is substantially close to the carrying amounts due to the following reasons:

•	Accounts receivables: short-term maturity of bills.

•	Trade payables, dividends and interests on capital: all obligations are due to be settled in the short term.

•	Borrowings and financing: all transactions are adjusted for inflation based on contractual indices.

•

Licenses and concessions payable, tax refinancing program and other payables (payable for the acquisition of equity interests): all payables are adjusted for inflation based on the contractual indices.

3.3.	Financial risk management

The Company’s and its subsidiaries’ activities expose them to several financial risks, such as: market risk (including currency fluctuation risk, interest rate risk on fair value, interest rate risk on cash flows, and price risk), credit risk, and liquidity risk. According to their nature, financial instruments may involve known or unknown risks, and it is important to assess to the best judgment the potential of these risks. The Company and its subsidiaries may use derivative financial instruments to mitigate certain exposures to these risks.

The Company’s treasury officer, in accordance with the policies approved by the Board of Directors, carries out risk management.

The Hedging and Cash Investments Policies, approved by the Board of Directors, document the management of exposures to market risk factors generated by the financial transactions of the Oi Group companies.

In the aftermath of the approval of the JRP, based on the measured new risk factors, the Company approved with the Board of Directors a new strategy to the Board of Directors to mitigate the risks arising on the foreign exchange exposure of its financial liabilities, as is ready to implement it as from this point in time. In line with the Hedging Policy pillars, the strategy is focused on the preservation of the Company’s cash flows, maintaining the liquidity, and comply with the financial covenants.

3.4.1.	Market risk

(a)	Foreign exchange risk

Financial assets

The Company is not exposed to any material foreign exchange risk involving foreign currency-denominated financial assets at December 31, 2018 and 2017, except with regard to the assets held for sale, for which there was no currency hedging transactions.

Net investment in foreign subsidiaries

The risks related to the Company’s investments in foreign currency arise mainly from the investments in the subsidiaries in Africa. The Company does not have any contracted instrument to hedge against the risk associated to the net investments in foreign companies.

Financial liabilities

The Company and its subsidiaries have foreign currency-denominated or foreign currency-indexed borrowings and financing. The risk associated with these liabilities is related to the possibility of fluctuations in foreign exchange rates that could increase the balance of such liabilities. The Company’s and its subsidiaries’ borrowings and financing exposed to this risk represent approximately 53.6% (72.9% in 2017) of total liabilities from borrowings and financing.

Foreign currency-denominated financial assets and financial liabilities are presented in the balance sheet as follows (includes intragroup balances):

	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash	70,116	70,116	82,482	82,482
Cash equivalents	154,514	154,514	1,307	1,307
Short-term investments			662	662
Financial liabilities
Borrowings and financing	8,816,766	9,548,690	(*)	(*)

(*) In light of the filing of the judicial reorganization request on June 20, 2016, the Company’s foreign currency-denominated financial liabilities are part of the list of payables subject to renegotiation.

Foreign exchange risk sensitivity analysis

For purposes of this analysis, the rates used for the probable scenario were the rates prevailing at the end of December 2018 and 2017. The probable rates were then depreciated by 25% and 50% and used as benchmark for the possible and remote scenarios, respectively.

	Rate		Rate
Description	2018	Depreciation	2017	Depreciation
Probable scenario
US dollar	3.8748	0%	3.3080	0%
Euro	4.4390	0%	3.9693	0%
Possible scenario
US dollar	4.8435	25%	4.1350	25%
Euro	5.5488	25%	4.9616	25%
Remote scenario
US dollar	5.8122	50%	4.9620	50%
Euro	6.6585	50%	5.9540	50%

The impacts of foreign exchange exposure, in the sensitivity scenarios estimated by the Company, are shown in the table below:

2018
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
US dollar debt	Dollar appreciation	15,216,581	19,020,726	22,824,872
US dollar cash	Dollar depreciation	(154,852)	(193,566)	(232,279)
Euro debt	Euro appreciation	2,656,697	3,320,871	3,985,045
Euro cash	Euro depreciation	(69,777)	(87,221)	(104,666)
Present value adjustment	Dollar/euro depreciation	(9,046,285)	(11,307,855)	(13,569,427)

Total assets/liabilities indexed to exchange fluctuation		8,602,364	10,752,955	12,903,545

Total (gain) loss			2,150,591	4,301,181

(b)	Interest rate risk

Financial assets

Cash equivalents and short-term investments in local currency are substantially maintained in financial investment funds exclusively managed for the Company and its subsidiaries, and investments in private securities issued by prime financial institutions.

The interest rate risk linked to these assets arises from the possibility of decreases in these rates and consequent decrease in the return on these assets.

Financial liabilities

The Company and its subsidiaries have borrowings and financing subject to floating interest rates, based on the Long-term Interest Rate (TJLP), the CDI, or the Benchmark Rate in the case of real-denominated debt as at December 31, 2018. After the approval of the JRP, the Company does not have borrowings and financing subject to foreign currency-denominated interest rate.

As at December 31, 2018, approximately 46.1% (32.9% at December 31, 2017) of the incurred debt was subject to floating interest rates. The most material exposure of Company’s and its subsidiaries’ debt after is to CDI. Therefore, a continued increase in this interest rate would have an adverse impact on future interest payments.

These assets and liabilities are presented in the balance sheet as follows:

	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash equivalents	3,943,324	3,943,324	6,583,877	6,583,877
Short-term investments	238,962	238,962	135,624	135,624
Financial liabilities
Borrowings and financing	7,633,140	7,633,140

Interest rate fluctuation risk sensitivity analysis

Management believes that the most material risk related to interest rate fluctuations arises from its liabilities pegged to the TJLP and primarily the CDI. This risk is associated to an increase in those rates. It is worth mentioning that the TJLP rate remained stable at 7.0% per year from April 1, 2017 to until December 31, 2017. Beginning January 1, 2018, the TJLP was being successively reduced: 6.75% per year up to March 2018, 6.6% per year from April to June 2018, 6.56% from July to September 2018, and increased again from October to December 2018, to 6.98% per year. At the end of the quarter, however, the National Monetary Council decided to increase this rate again to 7.03% per year, effective for January-March 2019.

Management estimated the fluctuation scenarios of the rates CDI and TJLP as at December 31, 2018. The rates used for the probable scenario were the rates prevailing at the end of the reporting year.

For purposes of this analysis, the rates used for the probable scenario were the rates prevailing at the end of December 2018 and 2017. The probable rates were then depreciated by 25% and 50%, and used as benchmark for the possible and remote scenarios.

2018
Interest rate scenarios
Probable scenario		Possible scenario		Remote scenario
CDI	TJLP	CDI	TJLP	CDI	TJLP
6.40	6.98	8.00	8.73	9.60	10.47

Such sensitivity analysis considers payment outflows in future dates. Thus, the aggregate of the amounts for each scenario is not equivalent to the fair values, or even the present values of these liabilities.

The impacts of exposure to interest rates, in the sensitivity scenarios estimated by the Company, are shown in the table below:

		2018
Description	Individual risk	Probable scenario	Possible scenario	Remote scenario
CDI-indexed debt	CDI increase	4,122,410	5,373,161	6,714,517
TJLP-indexed debt	TJLP increase	4,067,506	5,011,606	6,030,280

Total assets/liabilities pegged to the interest rate		8,189,916	10,384,767	12,744,797

Total (gain) loss			2,194,851	4,554,881

3.4.2.	Credit risk

The concentration of credit risk associated to trade receivables is immaterial due to the diversification of the portfolio. Doubtful receivables are adequately covered by an allowance for doubtful accounts.

Transactions with financial institutions (cash investments and borrowings and financing) are made with prime entities, avoiding the concentration risk. The credit risk of financial investments is assessed by setting caps for investment in the counterparts, taking into consideration the ratings released by the main international risk rating agencies for each one of such counterparts. At December 31, 2018, approximately 94.14% of the consolidated cash investments were made with counterparties with an AAA, AA, A, and or sovereign risk rating.

The Company has credit risks related to dividends receivable associated to the investment in Unitel (Note 26).

3.4.3.	Liquidity risk

The liquidity risk also arises from the possibility of the Company being unable to discharge its liabilities on maturity dates and obtain cash due to market liquidity restrictions. Management uses its resources mainly to fund capital expenditures incurred on the expansion and upgrading of the network, invest in new businesses.

The Company’s management monitors the continual forecasts of the liquidity requirements to ensure that the company has sufficient cash to meet its operating needs and fund capital expenditure to modernize and expand its network.

In light of the confirmation of the JR Plan, the Company’s obligations related to the contractual maturities of the financial liabilities, including interest payments on borrowings, financing, and debentures were novated and the related balances were recalculated according to the JR Plan terms and conditions, in accordance with the JR Plan stages for debt restructuring purposes.